Note 9. Convertible Notes Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 9. Convertible Notes Payable

Convertible notes payable consisted of the following at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Convertible note payable, dated April 1, 2010, bearing interest at 10% per annum, matured on March 31, 2013 and convertible into shares of common stock at $0.01 per share. This note is in default.	$12,808	$11,598
Convertible note payable, dated May 15, 2010, bearing interest at 10% per annum, matured on March 31, 2013 and convertible into shares of common stock at $0.01 per share. This note is in default.	6,567	5,947
Convertible note payable, dated October 31, 2012, bearing interest at 10% per annum, matures on April 30, 2014 and convertible into shares of common stock at $0.02 per share. This note is in default.	62	1,423
Convertible note payable, dated April 1, 2013, bearing interest at 10% per annum, matures on March 31, 2015 and convertible into shares of common stock at $0.01 per share.	5,999	25,613
Convertible note payable, dated June 30, 2013, bearing interest at 10% per annum, matures on June 30, 2015 and convertible into shares of common stock at $0.01 per share.	136,969	167,185
Convertible note payable, dated September 30, 2013, bearing interest at 10% per annum, matures on September 30, 2015 and convertible into shares of common stock at $0.01 per share.	312,310	312,310
Convertible note payable, dated June 30, 2014, bearing interest at 10% per annum, matures on June 30, 2016 and convertible into shares of common stock at $0.01 per share.	162,947	—
Convertible note payable, dated December 31, 2014, bearing interest at 10% per annum, matures on December 31, 2016 and convertible into shares of common stock at $2.00 per share.	202,160	—
Total convertible notes payable	$839,822	$524,076

Less: current portion of convertible notes payable	(474,716)	—
Less: discount on noncurrent convertible notes payable	(355,753)	(442,118)
Convertible notes payable, net of discount	$9,353	$81,958

All principal along with accrued interest is payable on the maturity date. The notes are convertible into common stock at the option of the holder. The holder of the notes cannot convert the notes into shares of common stock if that conversion would result in the holder owning more than 4.9% of the outstanding stock of the Company.

Conversions of Convertible Debt into Equity

The holders of the $251,468 convertible note payable signed on October 31, 2012 elected to convert principal and interest at a rate of $0.02 per share as follows:

Date	Principal & Interest Converted	Common Stock Issued upon Conversion
October 10, 2014	$340	17,000
October 21, 2014	340	17,000
November 4, 2014	420	21,000
November 6, 2014	440	22,000
Total	$1,540	77,000

There was no discount balance on this note on the dates of the conversions.  There was no gain or loss on the conversion, as it was effected in accordance with the terms of the convertible note payable.

The holders of the $96,463 convertible note payable signed on April 1, 2013 elected to convert principal and interest at a rate of $0.01 per share as follows:

Date	Principal & Interest Converted	Common Stock Issued upon Conversion
January 14, 2014	20,000	6,667
December 9, 2014	250	25,000
December 18, 2014	250	25,000
Total	$20,500	56,667

The unamortized discount related to this principal was $10,450. We amortized this amount to interest expense. We recognized the $20,500 of converted principal and interest as in increase in stockholders’ equity.  There was no gain or loss on the conversion, as it was effected in accordance with the terms of the convertible note payable.

The holders of the $167,185 convertible note payable signed on June 30, 2013 elected to convert principal and interest at a rate of $0.01 per share as follows:

Date	Principal & Interest Converted	Common Stock Issued upon Conversion
January 27, 2014	$20,000	6,667
January 30, 2014	20,000	6,667
September 26, 2014	170	17,000
September 26, 2014	170	17,000
November 26, 2014	460	46,000
December 11, 2014	260	26,000
December 12, 2014	250	25,000
Total	$41,310	144,334

The unamortized discount related to this principal was $21,399. We amortized this amount to interest expense. We recognized the $41,310 of converted principal and interest as in increase in stockholders’ equity.  There was no gain or loss on the conversion, as it was effected in accordance with the terms of the convertible note payable.

Convertible notes issued

During the year ended December 31, 2014, the Company signed convertible promissory notes, which refinanced non-interest bearing advances in the amount of $365,107 into convertible notes payable. These notes are payable along with interest at maturity and bear interest at 10% per annum. The holder of the notes may not convert the convertible promissory note into common stock if that conversion would result in the holder owing more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory notes are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note
June 30, 2014	June 30, 2016	10%	$0.005	$162,947
December 31, 2014	December 31, 2016	10%	2.00	202,160
				$365,107

The Company evaluated the application of ASC 470-50-40/55, Debtor’s Accounting for a Modification or Exchange of Debt Instrument as it applies to the note listed above and concluded that the revised terms constituted a debt modification rather than a debt extinguishment because the present value of the cash flow under the terms of the new instrument was less than 10% from the present value of the remaining cash flows under the terms of the original note. No gain or loss on the modifications was required to be recognized.

The Company evaluated the terms of the new note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized beneficial conversion features in the amounts of $162,947 and $202,160 on June 30, 2014 and December 31, 2014, respectively. The beneficial conversion features were recorded as an increase in additional paid-in capital and a beneficial conversion discount. The beneficial conversion discount is being amortized to interest expense over the lives of the notes.